Fair Value of Assets and Liabilities - Schedule of Additional Information About Level 3 Loans and Payable to investors of the consolidated ABFE (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Schedule of Additional Information About Level 3 Loans and Payable to investors of the consolidated ABFE [Abstract]
Balance at beginning of year		¥ 421,922	¥ 677,835
Origination of loans		1,130,701	1,246,178
Collection of principals		(1,193,926)	(1,526,676)
Change in fair value		(15,802)	24,585
Balance at end of year		342,895	421,922
Balance at beginning of year		368,022	445,762
Contribution from investors of the consolidated ABFE		384,750	212,500
Interest and penalties received		104,227	114,026
Deductible expenses associated with the consolidated ABFE operation		(20,914)	(5,579)
Principal and interest payments to investors of the consolidated ABFE		(385,917)	(322,881)
Changes in fair value		(55,376)	(77,323)
Amount due to related parties (i)	[1]		1,517
Balance at end of year		¥ 394,792	¥ 368,022

[1]	Among the investors of the ABFE, nil and nil are recorded as amount due to related parties as of December 31, 2024 and 2025, respectively.